Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations
The following table presents summary balance sheet information for Tridien business held for sale as of December 31, 2015, and of the CamelBak, American Furniture and Tridien businesses held for sale as of December 31, 2014 (in thousands):

	December 31, 2015	December 31, 2014
	Tridien	CamelBak	American Furniture	Tridien	Total
Assets:
Cash	$629	$975	$781	$—	$1,756
Accounts receivable, net	8,411	22,492	16,191	6,995	$45,678
Inventories	8,465	27,511	25,395	6,972	$59,878
Prepaid expenses and other current assets	1,267	4,627	364	782	$5,773
Current assets held for sale	$18,772	$55,605	$42,731	$14,749	$113,085
Property, plant and equipment, net	2,102	7,987	903	1,879	10,769
Goodwill	7,834	5,546	—	16,762	22,308
Intangible assets, net	2,717	162,761	368	4,722	167,851
Other non-current assets	170	2,262	—	256	2,518
Noncurrent assets held for sale	$12,823	$178,556	$1,271	$23,619	$203,446
Liabilities:
Accounts payable	4,264	6,431	6,468	3,991	16,890
Accrued expenses and other current liabilities	4,191	9,834	1,640	2,791	14,265
Current liabilities held for sale	$8,455	$16,265	$8,108	$6,782	$31,155
Deferred income taxes	110	6,115	—	265	6,380
Other noncurrent liabilities	—	548	—	—	548
Noncurrent liabilities held for sale	$110	$6,663	$—	$265	$6,928
Noncontrolling interest of discontinued operations	$916	$14,932	$260	$2,744	$17,936

CamelBak
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations
Summarized operating results for CamelBak for the previous years through the date of disposition were as follows (in thousands):

(in thousands)	For the period January 1, 2015 through disposition	Year ended December 31, 2014	Year ended December 31, 2013
Net sales	$96,519	$148,675	$139,943
Gross profit	41,415	62,672	61,355
Operating income	14,348	17,913	17,919
Income from continuing operations before income taxes	16,607	18,266	17,953
Provision for income taxes	5,010	3,144	2,198
Income from discontinued operations (1)	$11,597	$15,122	$15,755

(1) The results for the periods from January 1, 2015 through disposition, the year ended December 31, 2014 and the year ended December 31, 2013, exclude $5.4 million, $10.5 million and $11.7 million, respectively, of intercompany interest expense.

American Furniture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations
Summarized operating results for American Furniture for the previous years through the date of disposition were as follows (in thousands):

(in thousands)	For the period January 1, 2015 through disposition	Year ended December 31, 2014	Year ended December 31, 2013
Net sales	$122,420	$129,696	$104,885
Gross profit	11,613	11,817	8,314
Operating income	4,126	3,661	175
Income from continuing operations before income taxes	4,134	3,757	193
Provision for income taxes	81	28	13
Income from discontinued operations (1)	$4,053	$3,729	$180

(1) The results for the periods from January 1, 2015 through disposition, the year ended December 31, 2014 and the year ended December 31, 2013, exclude $1.5 million, $2.2 million and $1.9 million, respectively, of intercompany interest expense.